Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020
Operating lease cost	$ 518,798	$ 392,168
Short-term lease cost	$ 14,149	$ 9,028
weighted average remaining lease term	4 years 9 months 18 days	4 years 8 months 12 days
weighted average discount rate	4.50%	4.20%
Lessee operating lease, lease not yet commenced contract value	$ 45,448
General and Administrative Expense [Member] | Selected Learning Centre [Member]
Impairment losses on operating lease right of use assets	$ 4,228